Long-Term Debt (Based on Stated Maturity Dates Rather than Early Redemption Dates that Could be Elected by Instrument Holders) (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
2023	$ 2,851
2024	4,046
2025	1,519
2026	2,140
2027	1,804
Thereafter	25,162
Total	$ 37,522
Weighted- average coupon, 2023	3.69%
Weighted- average coupon, 2024	4.81%
Weighted- average coupon, 2025	3.01%
Weighted- average coupon, 2026	2.84%
Weighted- average coupon, 2027	3.74%
Weighted- average coupon, Thereafter	4.34%
Sustainability Revolving Credit Agreement
Debt Instrument [Line Items]
2024	$ 450
Total	450
Term loans
Debt Instrument [Line Items]
2023	134
2024	2,215
Total	2,349
First mortgage bonds
Debt Instrument [Line Items]
Thereafter	3,634
Total	3,634
Unsecured senior notes
Debt Instrument [Line Items]
2023	2,700
2024	650
2025	1,500
2026	2,120
2027	1,783
Thereafter	19,859
Total	28,612
Secured senior notes
Debt Instrument [Line Items]
2023	17
2024	31
2025	19
2026	20
2027	21
Thereafter	200
Total	308
Tax-exempt financings
Debt Instrument [Line Items]
Thereafter	774
Total	774
Unsecured junior subordinated notes payable to affiliated trusts
Debt Instrument [Line Items]
Thereafter	10
Total	10
Unsecured junior subordinated notes
Debt Instrument [Line Items]
2024	700
Total	700
Enhanced Junior Subordinated Notes
Debt Instrument [Line Items]
Thereafter	685
Total	685
Virginia Electric and Power Company
Debt Instrument [Line Items]
2023	700
2024	350
2025	350
2026	1,150
2027	1,350
Thereafter	11,860
Total	$ 15,760
Weighted- average coupon, 2023	2.75%
Weighted- average coupon, 2024	3.45%
Weighted- average coupon, 2025	3.10%
Weighted- average coupon, 2026	3.08%
Weighted- average coupon, 2027	3.61%
Weighted- average coupon, Thereafter	4.10%
Virginia Electric and Power Company | Unsecured senior notes
Debt Instrument [Line Items]
2023	$ 700
2024	350
2025	350
2026	1,150
2027	1,350
Thereafter	11,235
Total	15,135
Virginia Electric and Power Company | Tax-exempt financings
Debt Instrument [Line Items]
Thereafter	625
Total	$ 625